Schedule of Investments (unaudited) October 31, 2020	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 3.7%
Amgen Inc.	216	$46,859
Bio-Rad Laboratories Inc., Class A(a)	97	56,883
Exact Sciences Corp.(a)	748	92,625
Guardant Health Inc.(a)	244	26,025
Illumina Inc.(a)	910	266,357
Livongo Health Inc.(a)(b)	197	27,534
Myriad Genetics Inc.(a)	414	5,146
NeoGenomics Inc.(a)	540	21,184
Veracyte Inc.(a)	315	10,918

		553,531

Commercial Services — 0.5%
Adtalem Global Education Inc.(a)	179	4,196
AMN Healthcare Services Inc.(a)	297	19,388
Bright Horizons Family Solutions Inc.(a)	144	22,759
Grand Canyon Education Inc.(a)	137	10,736
HMS Holdings Corp.(a)	585	15,573
Laureate Education Inc., Class A(a)	306	3,978
Strategic Education Inc.	45	3,738

		80,368

Computers — 0.2%
Leidos Holdings Inc.	188	15,604
MAXIMUS Inc.	269	18,179

		33,783

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	161	17,504

Electronics — 1.3%
Agilent Technologies Inc.	1,002	102,294
OSI Systems Inc.(a)	81	6,250
PerkinElmer Inc.	425	55,059
Waters Corp.(a)	163	36,320

		199,923

Environmental Control — 0.1%
Stericycle Inc.(a)	125	7,788

Food Service — 0.0%
Healthcare Services Group Inc.	323	7,390

Health Care - Products — 49.5%
10X Genomics Inc., Class A(a)	118	16,154
Abbott Laboratories	12,649	1,329,536
ABIOMED Inc.(a)	279	70,275
Adaptive Biotechnologies Corp.(a)	152	7,004
Align Technology Inc.(a)	206	87,772
AngioDynamics Inc.(a)	216	2,233
AtriCure Inc.(a)	216	7,465
Atrion Corp.	9	5,410
Avanos Medical Inc.(a)	180	6,363
Avantor Inc.(a)	674	15,684
Axogen Inc.(a)	99	1,248
Baxter International Inc.	1,692	131,248
Bio-Techne Corp.	126	31,804
BioTelemetry Inc.(a)	207	8,814
Boston Scientific Corp.(a)	9,944	340,781
Bruker Corp.	342	14,549
Cardiovascular Systems Inc.(a)	189	6,738
CareDx Inc.(a)	245	12,017
Cooper Companies Inc. (The)	297	94,758

Security	Shares	Value

Health Care - Products (continued)
CryoLife Inc.(a)	216	$3,620
Cutera Inc.(a)	63	1,193
Danaher Corp.	2,847	653,500
DENTSPLY SIRONA Inc.	755	35,628
Edwards Lifesciences Corp.(a)	4,347	311,636
GenMark Diagnostics Inc.(a)(c)	414	5,059
Glaukos Corp.(a)	126	7,046
Globus Medical Inc., Class A(a)	531	27,676
Haemonetics Corp.(a)	216	21,835
Henry Schein Inc.(a)(c)	713	45,333
Hill-Rom Holdings Inc.	326	29,689
Hologic Inc.(a)	1,396	96,073
ICU Medical Inc.(a)	90	16,001
IDEXX Laboratories Inc.(a)	357	151,661
Inogen Inc.(a)	117	3,418
Inspire Medical Systems Inc.(a)	110	13,137
Insulet Corp.(a)	404	89,789
Integer Holdings Corp.(a)	135	7,891
Integra LifeSciences Holdings Corp.(a)	378	16,670
Intersect ENT Inc.(a)	99	1,534
Intuitive Surgical Inc.(a)	788	525,659
iRhythm Technologies Inc.(a)	168	35,524
LeMaitre Vascular Inc.	99	3,216
LivaNova PLC(a)	325	16,360
Luminex Corp.	207	4,562
Masimo Corp.(a)	333	74,532
Medtronic PLC	9,253	930,574
Merit Medical Systems Inc.(a)	306	15,315
Natera Inc.(a)	388	26,097
Natus Medical Inc.(a)	189	3,442
Nevro Corp.(a)	144	21,486
Novocure Ltd.(a)	225	27,472
NuVasive Inc.(a)	324	14,395
OraSure Technologies Inc.(a)	351	5,244
Orthofix Medical Inc.(a)	107	3,345
Patterson Companies Inc.	362	9,005
Penumbra Inc.(a)	189	49,335
Quidel Corp.(a)	180	48,292
ResMed Inc.	890	170,827
Shockwave Medical Inc.(a)	136	9,292
Silk Road Medical Inc.(a)	161	9,757
STAAR Surgical Co.(a)	242	17,545
STERIS PLC	224	39,691
Stryker Corp.	2,279	460,381
Tactile Systems Technology Inc.(a)	119	4,353
Tandem Diabetes Care Inc.(a)	308	33,572
Teleflex Inc.	295	93,878
Thermo Fisher Scientific Inc.	1,575	745,164
Varex Imaging Corp.(a)	153	2,050
Varian Medical Systems Inc.(a)	414	71,539
Wright Medical Group NV(a)(c)	522	15,968
Zimmer Biomet Holdings Inc.	1,149	151,783

		7,367,897

Health Care - Services — 24.0%
Acadia Healthcare Co. Inc.(a)	576	20,534
Addus HomeCare Corp.(a)	74	7,220
Amedisys Inc.(a)	244	63,196
Anthem Inc.	1,304	355,731
Centene Corp.(a)	3,247	191,898
Charles River Laboratories International Inc.(a)	81	18,444

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care - Services (continued)
Chemed Corp.	64	$30,612
DaVita Inc.(a)	540	46,575
Encompass Health Corp.	735	45,063
Ensign Group Inc. (The)	230	13,533
Envista Holdings Corp.(a)	510	13,474
HCA Healthcare Inc.	1,821	225,695
Humana Inc.	808	322,618
Invitae Corp.(a)	442	17,331
IQVIA Holdings Inc.(a)	595	91,624
Laboratory Corp. of America Holdings(a)	542	108,275
LHC Group Inc.(a)	190	41,144
Magellan Health Inc.(a)	108	7,805
MEDNAX Inc.(a)	605	7,714
Medpace Holdings Inc.(a)	65	7,211
Molina Healthcare Inc.(a)	140	26,106
National HealthCare Corp.	72	4,558
Quest Diagnostics Inc.	768	93,804
Select Medical Holdings Corp.(a)	792	16,616
Syneos Health Inc.(a)	108	5,733
Teladoc Health Inc.(a)	288	56,580
Tenet Healthcare Corp.(a)	657	16,123
U.S. Physical Therapy Inc.	108	8,568
UnitedHealth Group Inc.	5,396	1,646,535
Universal Health Services Inc., Class B	505	55,323

		3,565,643

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.	511	45,167

Pharmaceuticals — 17.0%
AbbVie Inc.	1,528	130,033
AmerisourceBergen Corp.	664	63,790
Bausch Health Companies Inc.(a)(c)	162	2,673
Becton Dickinson and Co.	1,737	401,473
Cardinal Health Inc.	1,500	68,685
Cigna Corp.	1,540	257,134
CVS Health Corp.	6,100	342,149
DexCom Inc.(a)	537	171,614
Eli Lilly & Co.	309	40,312
Johnson & Johnson	5,089	697,753
McKesson Corp.	704	103,833
Neogen Corp.(a)	81	5,649
Perrigo Co. PLC	132	5,791
Pfizer Inc.	5,287	187,583
PRA Health Sciences Inc.(a)	126	12,277
Premier Inc., Class A	423	13,845
Zoetis Inc.	154	24,417

		2,529,011

Real Estate Investment Trusts — 1.3%
Healthpeak Properties Inc.	1,016	27,402

Security	Shares	Value

Real Estate Investment Trusts (continued)
Medical Properties Trust Inc.	2,079	$37,048
National Health Investors Inc.	180	10,089
Omega Healthcare Investors Inc.	466	13,425
Physicians Realty Trust	738	12,443
Sabra Health Care REIT Inc.	720	9,475
Ventas Inc.	862	34,023
Welltower Inc.	809	43,500

		187,405

Retail — 0.5%
National Vision Holdings Inc.(a)	172	6,937
Walgreens Boots Alliance Inc.	1,928	65,629

		72,566

Software — 1.0%
Allscripts Healthcare Solutions Inc.(a)	817	8,235
Cerner Corp.	1,459	102,261
Change Healthcare Inc.(a)	887	12,551
Omnicell Inc.(a)	179	15,493
Tabula Rasa HealthCare Inc.(a)(c)	90	3,109

		141,649

Total Common Stocks — 99.5% (Cost: $12,677,732)		14,809,625

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	54,774	54,812
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	66,000	66,000

		120,812

Total Short-Term Investments — 0.8% (Cost: $120,779)		120,812

Total Investments in Securities — 100.3% (Cost: $12,798,511)		14,930,437

Other Assets, Less Liabilities — (0.3)%		(43,002)

Net Assets — 100.0%		$14,887,435

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Healthcare Staples ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$228,052	$—	$(173,194	)(a)	$(72)	$26	$54,812	54,774	$110	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,000	—	0	(a)	—	—	66,000	66,000	19		—

					$(72)	$26	$120,812		$129		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,782,091	$—	$27,534	$14,809,625
Money Market Funds	120,812	—	—	120,812

	$14,902,903	$—	$27,534	$14,930,437

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